Financial instruments - (Schedule of interest rate risk) (Details) - Interest rate risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	2.00%	2.00%
Effect of variance increase on after-tax profit	$ 5.4	$ (29.2)
Effect of variance decrease on after-tax profit	$ (5.4)	$ 39.7